Capital and reserves (Tables)	12 Months Ended
Dec. 31, 2025
Capital and reserves
Schedule of analysis of the Company's issued shares including treasury shares reserved for the share incentive plan

	As at December 31, 2024		As at December 31, 2025
	Number of		Number of
	shares	Share capital	shares	Share capital
		RMB’000		RMB’000
Ordinary shares	1,249,871,833	94	1,237,564,177	94

Schedule of the Company repurchased ordinary shares under the 2023 and 2024 share repurchase programs

	Shares repurchased on the New York Stock Exchange				Shares repurchased on the Hong Kong Stock Exchange
	Number of	Highest	Lowest		Number of	Highest	Lowest
	shares	price paid	price paid	Aggregate	shares	price paid	price paid	Aggregate
Month	repurchased	per share	per share	price paid	repurchased	per share	per share	price paid
		USD	USD	USD’000		HKD	HKD	HKD’000
March 2025	52,600	4.63	4.59	242	1,266,600	38.00	34.85	47,037
April 2025	1,621,224	4.88	3.51	6,613	5,163,200	38.00	27.05	154,897
May 2025	585,652	4.71	4.19	2,625	554,600	38.00	33.10	19,421
June 2025	1,040,368	4.73	4.20	4,666	1,183,200	36.90	32.75	41,322
July 2025	1,052,800	4.88	4.35	4,790	1,015,800	38.00	33.95	35,912
August 2025	94,136	4.88	4.61	446	159,000	38.00	36.25	5,953
November 2025	168,892	4.88	4.67	813	972,000	38.00	36.36	35,973
December 2025	387,824	4.88	4.72	1,873	2,280,400	39.24	36.10	85,777

Total	5,003,496			22,068	12,594,800			426,292

Equivalent to RMB’000				158,158				391,079